UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bricoleur Capital Management, LLC
Address: 8910 University Center Lane, Suite 570

         San Diego, CA  92122

13F File Number:  Pending

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher P. Nero
Title:     Chief Financial Officer
Phone:     760-804-7695

Signature, Place, and Date of Signing:

     Christopher P. Nero     Carlsbad, CA     May 15, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     116

Form13F Information Table Value Total:     346731


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Accrue Software Inc         COMMON              00437W102     2748    60000 SH       SOLE                    60000        0        0
AHL Services Inc.           COMMON              001296102     1557   153800 SH       SOLE                   153800        0        0
Airtran Holdings            COMMON              00949P108     3075   697900 SH       SOLE                   697900        0        0
Allied Research             COMMON              019483106     2485   410000 SH       SOLE                   410000        0        0
Allied Waste Industries Inc.COMMON              019589308      524    79800 SH       SOLE                    79800        0        0
America West Airlines  Inc. COMMON              023657208      673    43400 SH       SOLE                    43400        0        0
American Eagle Outfitters   COMMON              02553E106      671    17700 SH       SOLE                    17700        0        0
Apollo Group Inc.           COMMON              037604105      423    15000 SH       SOLE                    15000        0        0
Applied Materials Inc.      COMMON              038222105     2828    30000 SH       SOLE                    30000        0        0
Applied Power Inc.          COMMON              038225108      798    28000 SH       SOLE                    28000        0        0
Applied Signal Technology   COMMON              038237103     5256   306900 SH       SOLE                   306900        0        0
ARX Inc.                    COMMON              007768104      149     3000 SH       SOLE                     3000        0        0
Ashland Inc.                COMMON              044204105      293     8800 SH       SOLE                     8800        0        0
Atlas Air Inc.              COMMON              049164106     2439    89100 SH       SOLE                    89100        0        0
Aurora Biosciences Corp.    COMMON              051920106     4496   110000 SH       SOLE                   110000        0        0
Aviation Sales Co.          COMMON              053672101      692   105400 SH       SOLE                   105400        0        0
Bergen Brunswig Corp.       COMMON              083739102      926   137200 SH       SOLE                   137200        0        0
Breezecom LTD.              COMMON              M20385106      333     8900 SH       SOLE                     8900        0        0
CAIS Internet Inc.          COMMON              12476Q102     1862    77000 SH       SOLE                    77000        0        0
Celeritek Inc.              COMMON              150926103    18640   294700 SH       SOLE                   294700        0        0
Cendent Corp.               COMMON              151313103     8140   440000 SH       SOLE                   440000        0        0
Children's Palace Ret Strs  COMMON              168905107     1724   121000 SH       SOLE                   121000        0        0
Cinar Corporation           COMMON              171905300     1047   149500 SH       SOLE                   149500        0        0
Comptek Research Inc.       COMMON              204682108     2202   158700 SH       SOLE                   158700        0        0
Designs Inc.                COMMON              25057L102       84    73000 SH       SOLE                    73000        0        0
Diedrich Coffee Inc.        COMMON              253675102     1224   408000 SH       SOLE                   408000        0        0
DIGI International Inc.     COMMON              253798102      250    27000 SH       SOLE                    27000        0        0
Discount Auto Parts Inc.    COMMON              254642101     2014   225300 SH       SOLE                   225300        0        0
Drug Emporium               COMMON              262175AA0     4912 10180000 SH       SOLE                 10180000        0        0
Drugstore.com               COMMON              262241102     2242   170000 SH       SOLE                   170000        0        0
ECI Telecom Ltd.            COMMON              268258100       78     2500 SH       SOLE                     2500        0        0
Ecollege Com                COMMON              2788E104       531    75900 SH       SOLE                    75900        0        0
Eli Lilly & Co              COMMON              532457108     1378    22000 SH       SOLE                    22000        0        0
Filenet Corp.               COMMON              316869106     1508    50700 SH       SOLE                    50700        0        0
Finish Line Inc.            COMMON              317923100     2005   205600 SH       SOLE                   205600        0        0
Fontier Airlines Inc.       COMMON              359065109     1386   116700 SH       SOLE                   116700        0        0
Ford Motor Co.              COMMON              345370100     1672    36400 SH       SOLE                    36400        0        0
Fox Entertainment Group     COMMON              35138T107     1497    50000 SH       SOLE                    50000        0        0
General Datacom Industries  COMMON              369487103     1684   182100 SH       SOLE                   182100        0        0
General Magis Inc.          COMMON              370253106      233    26100 SH       SOLE                    26100        0        0
Genesco Inc.                COMMON              371532102     2697   205500 SH       SOLE                   205500        0        0
Golf Tr America             COMMON              38168B103     1000    60600 SH       SOLE                    60600        0        0
Gymboree Corp.              COMMON              403777105      938   227400 SH       SOLE                   227400        0        0
Hall Kinion & Associates    COMMON              406069104     4952   205800 SH       SOLE                   205800        0        0
Harris Interactive Inc.     COMMON              414549105      829   127500 SH       SOLE                   127500        0        0
Healthcare Realty Trust     COMMON              421946104      670    40000 SH       SOLE                    40000        0        0
Heilig Meyers Co            COMMON              422893107     1240   314800 SH       SOLE                   314800        0        0
Hirsch International Corp.  COMMON              433550100      109    83000 SH       SOLE                    83000        0        0
Hot Topic Inc.              COMMON              441339108     6027   172200 SH       SOLE                   172200        0        0
IFR Systems Inc.            COMMON              449507102     3238   528600 SH       SOLE                   528600        0        0
Innkeepers USA Trust        COMMON              4576J0104     4469   550000 SH       SOLE                   550000        0        0
Integrated Device Techn     COMMON              458118106     1981    50000 SH       SOLE                    50000        0        0
Iprint Com Inc.             COMMON              462628108      385    20000 SH       SOLE                    20000        0        0
Jacobs Engineering Group    COMMON              469814107      411    12900 SH       SOLE                    12900        0        0
Jones Apparel Group Inc.    COMMON              480074103     7318   231400 SH       SOLE                   231400        0        0
K Mart Corp                 COMMON              482584109     7430   767000 SH       SOLE                   767000        0        0
Kroger Co.                  COMMON              501044101     8950   509600 SH       SOLE                   509600        0        0
Kushner Locke Co            COMMON              501337406      392    99500 SH       SOLE                    99500        0        0
Labor Ready Inc.            COMMON              505401208     5727   579900 SH       SOLE                   579900        0        0
Lanier Worldwide Inc.       COMMON              51589L105     2665  1292100 SH       SOLE                  1292100        0        0
LaSalle Hotel Properties    COMMON              517942108      460    36800 SH       SOLE                    36800        0        0
Lightspan Partnership Inc.  COMMON              532262102     5325   300000 SH       SOLE                   300000        0        0
Litton Industries           COMMON              538021106     2006    45400 SH       SOLE                    45400        0        0
Lyon William Home           COMMON              552074106     8264   986740 SH       SOLE                   986740        0        0
M I Schottenstein Homes Inc COMMON              55305B101      838    53000 SH       SOLE                    53000        0        0
Marimba Inc.                COMMON              56781Q109     1875    42500 SH       SOLE                    42500        0        0
Mercury Interactive Corp.   COMMON              589405109     2378    30000 SH       SOLE                    30000        0        0
Meridian Resource Corp      COMMON              58977Q109      889   229500 SH       SOLE                   229500        0        0
Mesa Air Group Inc.         COMMON              590479101      531    85000 SH       SOLE                    85000        0        0
Mesaba Holdings Inc.        COMMON              59066B102     7130   623400 SH       SOLE                   623400        0        0
Metron Technology           COMMON              N566B105      4208   200400 SH       SOLE                   200400        0        0
MGM grande Inc.             COMMON              552953101     9899   408700 SH       SOLE                   408700        0        0
Micro Media Solutions       COMMON              553654104     8550   300000 SH       SOLE                   300000        0        0
Mirage Resorts Inc.         COMMON              60462E104    19544  1008700 SH       SOLE                  1008700        0        0
Natco Group Inc.            COMMON              63227W203     1641   156300 SH       SOLE                   156300        0        0
Navigant International Inc. COMMON              63935R108     2874   302500 SH       SOLE                   302500        0        0
Network Equipment Tech Inc  COMMON              641208103      683    68300 SH       SOLE                    68300        0        0
New Era Of Networks Inc.    COMMON              644312100     1963    50000 SH       SOLE                    50000        0        0
Newbridge Networks Corp.    COMMON              650901101     3082    95000 SH       SOLE                    95000        0        0
Newmark Homes Corp.         COMMON              651578106      922   157000 SH       SOLE                   157000        0        0
Oak Technology Inc.         COMMON              671802106     6997   363500 SH       SOLE                   363500        0        0
Papa Johns International    COMMON              698813102     3821   115800 SH       SOLE                   115800        0        0
Park Pl Entertainment Corp. COMMON              700690100     4463   386000 SH       SOLE                   386000        0        0
Petsmart Inc.               COMMON              716768106     1083   361100 SH       SOLE                   361100        0        0
PJ America Inc.             COMMON              72585Q104      671    64700 SH       SOLE                    64700        0        0
Pre Paid Legal Services     COMMON              740065107     1208    40700 SH       SOLE                    40700        0        0
Precision Optics Corp       COMMON              740294103     1051    46200 SH       SOLE                    46200        0        0
Printrak International Inc. COMMON              742574106     2461   189300 SH       SOLE                   189300        0        0
Procter & Gamble Co.        COMMON              742718109     1955    34600 SH       SOLE                    34600        0        0
Quiksilver Inc.             COMMON              74838C106      230    13100 SH       SOLE                    13100        0        0
Regis Corp- Minn            COMMON              758932107     1579   106600 SH       SOLE                   106600        0        0
Republic Services Inc.      COMMON              760759100     3793   346800 SH       SOLE                   346800        0        0
Retek Inc.                  COMMON              76128Q109     1030    25000 SH       SOLE                    25000        0        0
Robt Fleming Equity Bermuda COMMON              770319309    11330   101200 SH       SOLE                   101200        0        0
Romac International Inc.    COMMON              775835101     4815   531300 SH       SOLE                   531300        0        0
Ross Stores Inc.            COMMON              778296103    18396   764500 SH       SOLE                   764500        0        0
Scorpion Minerals Inc.      COMMON              808910103      339   427500 SH       SOLE                   427500        0        0
Shopko Stores Inc.          COMMON              824911101     2215   124800 SH       SOLE                   124800        0        0
Shopnow Com Inc.            COMMON              82508R105     5631   385000 SH       SOLE                   385000        0        0
Sola International Inc.     COMMON              834092108      275    44900 SH       SOLE                    44900        0        0
Sonicwall Inc.              COMMON              835470105     2665    40000 SH       SOLE                    40000        0        0
Sports Club Inc.            COMMON              84917P100     1764   470300 SH       SOLE                   470300        0        0
Standard Pacific Inc.       COMMON              85375C101      533    53300 SH       SOLE                    53300        0        0
Stewart Enterprises Inc.    COMMON              860370105     2658   538400 SH       SOLE                   538400        0        0
Tanning Technology Corp     COMMON              87588P101      624    14500 SH       SOLE                    14500        0        0
Tech Sys Corp.              COMMON              878308105     1736    86000 SH       SOLE                    86000        0        0
Tellabs Inc.                COMMON              879664100     1600    25400 SH       SOLE                    25400        0        0
Tenet Healthcare            COMMON              88033G100     6666   286700 SH       SOLE                   286700        0        0
THQ INCE                    COMMON              872443403     1716    96000 SH       SOLE                    96000        0        0
TJX Companies               COMMON              872540110     5485   247200 SH       SOLE                   247200        0        0
United Road Services Inc.   COMMON              911384105      352   201000 SH       SOLE                   201000        0        0
US Oncology Inc.            COMMON              90338W103     5097  1132700 SH       SOLE                  1132700        0        0
USA Detergents Inc.         COMMON              902938109      439   190000 SH       SOLE                   190000        0        0
UTS Healthcare Finl Part    COMMON              UTSHCFP       7187    85048 SH       SOLE                    85048        0        0
Wet Seal Inc.               COMMON              961840105     2476   157200 SH       SOLE                   157200        0        0
Wolverine World Wide        COMMON              978097103     1221   111000 SH       SOLE                   111000        0        0